GEOGRAPHIC INFORMATION AND PRODUCTS	12 Months Ended
Dec. 31, 2011
GEOGAPHIC INFORMATION AND PRODUCTS [Abstract]
GEOGAPHIC INFORMATION AND PRODUCTS
NOTE 13:-        GEOGAPHIC INFORMATION AND PRODUCTS

The Company adopted ASC 280, "Segment Reporting". The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the customer.

The following is a summary of revenues within geographic areas based on end customer location and long-lived assets:

	Year ended December 31,
	2009	2010	2011

United States	$8,386	$8,756	$8,915
Germany	924	1,042	683
China	813	455	400
Holland	218	284	317
Israel	281	377	732
Other	738	725	956

	$11,360	$11,639	$12,003

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2009	2010	2011

Call accounting and TEM solutions	$10,652	$10,319	$9,232
Billing products	708	1,320	2,771

	$11,360	$11,639	$12,003

	December 31,
	2010	2011
Long-lived assets:

Israel	$2,048	$1,779
United States	3,004	2,907
Other	7	4

	$5,059	$4,690